CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2026 USD ($) [1]
Restricted cash balance transferred as part of equity disposition/distribution of TCF IX and TCF VIII	$ 0
TCF IX Disposition
Proceeds from TCF IX Disposition, restricted cash sold	$ 48,787

[1]	(1) For additional information, refer to Note 2 - "Recent Developments, Acquisitions, and Other Transactions".